Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to life and disability insurance (Details) - Directors - Life insurance - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 38,333	€ 39,517
Ana Botín
Disclosure of transactions between related parties [line items]
Life insurance, amount	20,988	21,489
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Life insurance, amount	€ 17,345	€ 18,028